Hartford Growth Opportunities HLS Fund
Schedule of Investments September 30, 2019 (Unaudited)

Shares or Principal Amount		Market Value†
Common Stocks - 93.9%
	Capital Goods - 5.4%
161,566	Dover Corp.	$16,085,510
199,137	Ingersoll-Rand plc	24,535,670
111,881	L3Harris Technologies, Inc.	23,342,852
90,607	Raytheon Co.	17,776,187

		81,740,219

	Commercial & Professional Services - 2.1%
42,208	CoStar Group, Inc.*	25,037,786
18,785	Klarna Holding AB(1)(2)(3)	4,274,501
182,167	Landscape Acquisition Holdings Ltd.*	1,621,286

		30,933,573

	Consumer Durables & Apparel - 3.8%
467,984	Lennar Corp. Class A	26,136,906
431,100	Peloton Interactive, Inc. Class A*	10,820,610
467,325	Under Armour, Inc. Class A*	9,318,461
613,949	Under Armour, Inc. Class C*	11,130,895

		57,406,872

	Consumer Services - 5.4%
1,556,596	DraftKings, Inc.*(1)(2)(3)	4,187,243
208,041	Grand Canyon Education, Inc.*	20,429,626
218,517	Marriott Vacations Worldwide Corp.	22,640,546
233,100	Planet Fitness, Inc. Class A*	13,489,497
577,000	Target Hospitality Corp.*	3,929,370
71,510	Vail Resorts, Inc.	16,272,816

		80,949,098

	Diversified Financials - 4.5%
324,418	American Express Co.	38,372,161
341,548	Blackstone Group, Inc. Class A	16,681,204
1,299,766	J2 Acquisition Ltd.*(1)(2)(4)	12,347,777

		67,401,142

	Food, Beverage & Tobacco - 3.0%
422,821	Lamb Weston Holdings, Inc.	30,747,543
257,392	Monster Beverage Corp.*	14,944,180

		45,691,723

	Health Care Equipment & Services - 8.4%
86,069	DexCom, Inc.*	12,844,938
277,188	Haemonetics Corp.*	34,964,494
340,467	Insulet Corp.*	56,153,222
167,455	Penumbra, Inc.*(5)	22,521,023

		126,483,677

	Media & Entertainment - 10.5%
123,695	Facebook, Inc. Class A*	22,027,606
40,671	Netflix, Inc.*	10,884,373
415,270	Ocean Outdoor Ltd.*(4)	3,218,342
1,278,946	Pinterest, Inc. Class A*(5)	33,828,122
241,148	Spotify Technology S.A.*	27,490,872
328,046	TripAdvisor, Inc.*	12,688,819
364,282	Walt Disney Co.	47,473,230

		157,611,364

	Pharmaceuticals, Biotechnology & Life Sciences - 11.6%
77,002	Ascendis Pharma AS ADR*	7,416,833
448,458	AstraZeneca plc ADR	19,987,773
42,284	Bluebird Bio, Inc.*(5)	3,882,517
874,920	Elanco Animal Health, Inc.*	23,264,123
305,579	Exact Sciences Corp.*	27,615,174
12,354	Galapagos N.V. ADR*	1,885,962
145,465	Galapagos N.V.*	22,162,245
157,488	Ionis Pharmaceuticals, Inc.*	9,435,106

Hartford Growth Opportunities HLS Fund
Schedule of Investments – (continued) September 30, 2019 (Unaudited)

53,449	Sage Therapeutics, Inc.*	$7,498,360
97,305	Seattle Genetics, Inc.*	8,309,847
146,033	Thermo Fisher Scientific, Inc.	42,535,032

		173,992,972

	Real Estate - 1.1%
121,108	Crown Castle International Corp. REIT	16,835,223
10,657	WeWork Companies, Inc. Class A(1)(2)(3)	402,835

		17,238,058

	Retailing - 13.7%
69,865	Amazon.com, Inc.*	121,279,352
116,752	Burlington Stores, Inc.*	23,329,385
145,312	Five Below, Inc.*	18,323,843
458,481	Floor & Decor Holdings, Inc. Class A*	23,451,303
41,578	JAND, Inc. Class A(1)(2)(3)	628,244
147,614	Lowe’s Cos., Inc.	16,231,635
38,805	Tory Burch LLC*(1)(2)(3)	2,024,846

		205,268,608

	Semiconductors & Semiconductor Equipment - 3.8%
1,173,432	Advanced Micro Devices, Inc.*	34,017,794
921,862	Marvell Technology Group Ltd.	23,018,894

		57,036,688

	Software & Services - 17.3%
217,586	2U, Inc.*	3,542,300
80,300	DocuSign, Inc.*	4,972,176
68,566	Fair Isaac Corp.*	20,811,152
400,469	GoDaddy, Inc. Class A*	26,422,945
316,395	Guidewire Software, Inc.*	33,341,705
249,310	PayPal Holdings, Inc.*	25,826,023
155,688	ServiceNow, Inc.*	39,521,399
127,700	Slack Technologies, Inc. Class A*(5)	3,030,321
367,682	Splunk, Inc.*	43,335,000
239,817	Square, Inc. Class A*	14,856,663
263,225	Workday, Inc. Class A*	44,737,721

		260,397,405

	Technology Hardware & Equipment - 3.0%
284,041	Western Digital Corp.	16,940,205
137,693	Zebra Technologies Corp. Class A*	28,415,705

		45,355,910

	Transportation - 0.3%
147,444	Uber Technologies, Inc.*(5)	4,492,619

	Total Common Stocks (cost $1,248,293,843)	$1,411,999,928

Preferred Stocks - 3.5%
	Real Estate - 0.7%
145,709	WeWork Companies, Inc. Class D-1*(1)(2)(3)	5,507,800
114,486	WeWork Companies, Inc. Class D-2*(1)(2)(3)	4,327,571

		9,835,371

	Retailing - 0.7%
1,605,750	Coupang LLC *(1)(2)(3)	9,154,060
92,843	JAND, Inc. Series D*(1)(2)(3)	1,416,784

		10,570,844

	Software & Services - 2.1%
1,871,878	Essence Group Holdings Corp. Series 3*(1)(2)(3)	4,567,382
287,204	Lookout, Inc. Series F*(1)(2)(3)	2,001,812
366,944	MarkLogic Corp. Series F*(1)(2)(3)	3,570,365
162,930	Pinterest, Inc. Series G*(2)(3)	4,273,586

Hartford Growth Opportunities HLS Fund
Schedule of Investments – (continued) September 30, 2019 (Unaudited)

589,628	Uber Technologies, Inc. Series D*(2)(3)	$17,596,665

		32,009,810

	Total Preferred Stocks (cost $33,556,291)	$52,416,025

Convertible Preferred Stocks - 0.2%
	Retailing - 0.2%
102,040	Honest Co. Series C*(1)(2)(3)	3,348,953

	Total Convertible Preferred Stocks (cost $2,760,927)	$3,348,953

Escrows - 0.0%(6)
	Capital Goods - 0.0%
1,458,400	Lithium Technology Corp.*(1)(2)(3)	14,584

	Software & Services - 0.0%
535,139	Birst, Inc.*(1)(2)(3)	27,827
210,735	Veracode, Inc.*(1)(2)(3)	114,640

		142,467

	Total Escrows (cost $—)	$157,051

Warrants - 0.0%
	Commercial & Professional Services - 0.0%
516,400	Landscape Acquisition Holdings Ltd. Expires 11/23/22*	116,190

	Consumer Services - 0.0%
192,333	Target Hospitality Corp. Expires 3/15/24*	183,678

	Total Warrants (cost $264,993)	$299,868

	Total Long-Term Investments (cost $1,284,876,054)	$1,468,221,825

Short-Term Investments - 3.4%
	Other Investment Pools & Funds - 2.5%
37,748,141	Morgan Stanley Institutional Liquidity Funds, Government Portfolio, Institutional Class, 1.97%(7)	37,748,141

	Securities Lending Collateral - 0.9%
584,461	Citibank NA DDCA, 1.82%, 10/1/2019(7)	584,461
9,572,643	Fidelity Investments Money Market Funds, Government Portfolio, Institutional Class, 1.90%(7)	9,572,643
915,514	Goldman Sachs Financial Square Funds, Government Fund, Institutional Class, 1.81%(7)	915,514
1,564,137	Invesco Government & Agency Portfolio, Institutional Class, 1.83%(7)	1,564,137
181,929	Morgan Stanley Institutional Liquidity Funds, Government Portfolio, Institutional Class, 1.97%(7)	181,929
151,114	Western Asset Institutional Government Reserves Fund, Institutional Class, 1.77%(7)	151,114

		12,969,798

	Total Short-Term Investments (cost $50,717,938)	$50,717,939

Hartford Growth Opportunities HLS Fund
Schedule of Investments – (continued) September 30, 2019 (Unaudited)

Total Investments (cost $1,335,593,992)	101.0%	$1,518,939,764
Other Assets and Liabilities	(1.0)%	(15,546,570)

Total Net Assets	100.0%	$1,503,393,194

Note: Percentage of investments as shown is the ratio of the total market value to total net assets.

Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.

Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.

For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.

*	Non-income producing.
(1)	Investment valued using significant unobservable inputs.
(2)

These securities are valued in good faith at fair value as determined under policies and procedures established by and under the supervision of the Board of Directors. At September 30, 2019, the aggregate fair value of these securities was $79,787,475, which represented 5.3% of total net assets. This amount excludes securities that are principally traded in certain foreign markets and whose prices are adjusted pursuant to a third party pricing service methodology approved by the Board of Directors.

(3)

Investment in securities not registered under the Securities Act of 1933 (excluding securities acquired pursuant to Rule 144A and Regulation S). At the end of the period, the value of such restricted securities amounted to $67,439,698 or 4.5% of net assets.

Period Acquired	Security Name	Shares/Par Value	Base Total Cost	Base Market Value
03/2015	Birst, Inc.	535,139	$—	$27,827
11/2014	Coupang LLC Preferred	1,605,750	4,998,894	9,154,060
12/2014	DraftKings, Inc.	1,556,596	2,280,348	4,187,243
05/2014	Essence Group Holdings Corp. Series 3 Preferred	1,871,878	2,960,001	4,567,382
08/2014	Honest Co. Series C Convertible Preferred	102,040	2,760,927	3,348,953
04/2015	JAND, Inc. Class A	41,578	477,536	628,244
04/2015	JAND, Inc. Series D Preferred	92,843	1,066,330	1,416,784
08/2015	Klarna Holding AB	18,785	2,060,349	4,274,501
08/2013	Lithium Technology Corp.	1,458,400	—	14,584
07/2014	Lookout, Inc. Series F Preferred	287,204	3,280,760	2,001,812
04/2015	MarkLogic Corp. Series F Preferred	366,944	4,261,761	3,570,365
03/2015	Pinterest, Inc. Series G Preferred	162,930	3,509,068	4,273,586
11/2013	Tory Burch LLC	38,805	3,041,403	2,024,846
06/2014	Uber Technologies, Inc. Series D Preferred	589,628	9,146,929	17,596,665
04/2017	Veracode, Inc.	210,735	—	114,640
12/2014	WeWork Companies, Inc. Class A	10,657	177,452	402,835
12/2014	WeWork Companies, Inc. Class D-1 Preferred	145,709	2,426,224	5,507,800
12/2014	WeWork Companies, Inc. Class D-2 Preferred	114,486	1,906,324	4,327,571

			$44,354,306	$67,439,698

(4)

Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions that are exempt from registration (typically only to qualified institutional buyers) or in a public offering registered under the Securities Act of 1933. At September 30, 2019, the aggregate value of these securities was $15,566,119, representing 1.0% of net assets.

Hartford Growth Opportunities HLS Fund
Schedule of Investments – (continued) September 30, 2019 (Unaudited)

(5)	Represents entire or partial securities on loan. See Note 2 in the accompanying Notes to the Schedule of Investments for securities lending information.
(6)	Share amount represents shares of the issuer previously held that resulted in receipt of the escrow.
(7)	Current yield as of period end.

†	For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder report.

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Other Abbreviations:
ADR	American Depositary Receipt
DDCA	Dollars on Deposit in Custody Account
REIT	Real Estate Investment Trust

Hartford Growth Opportunities HLS Fund
Schedule of Investments September 30, 2019 (Unaudited)

Fair Valuation Summary

The following is a summary of the fair valuations according to the inputs used as of September 30, 2019 in valuing the Fund’s investments.

Description	Total	Level 1	Level 2	Level 3(1)

Assets
Common Stocks
Capital Goods	$81,740,219	$81,740,219	$—	$—
Commercial & Professional Services	30,933,573	26,659,072	—	4,274,501
Consumer Durables & Apparel	57,406,872	57,406,872	—	—
Consumer Services	80,949,098	76,761,855	—	4,187,243
Diversified Financials	67,401,142	55,053,365	—	12,347,777
Food, Beverage & Tobacco	45,691,723	45,691,723	—	—
Health Care Equipment & Services	126,483,677	126,483,677	—	—
Media & Entertainment	157,611,364	157,611,364	—	—
Pharmaceuticals, Biotechnology & Life Sciences	173,992,972	151,830,727	22,162,245	—
Real Estate	17,238,058	16,835,223	—	402,835
Retailing	205,268,608	202,615,518	—	2,653,090
Semiconductors & Semiconductor Equipment	57,036,688	57,036,688	—	—
Software & Services	260,397,405	260,397,405	—	—
Technology Hardware & Equipment	45,355,910	45,355,910	—	—
Transportation	4,492,619	4,492,619	—	—
Preferred Stocks	52,416,025	—	21,870,251	30,545,774
Convertible Preferred Stocks	3,348,953	—	—	3,348,953
Escrows	157,051	—	—	157,051
Warrants	299,868	299,868	—	—
Short-Term Investments	50,717,939	50,717,939	—	—

Total	$1,518,939,764	$1,416,990,044	$44,032,496	$57,917,224

(1) For the period ended September 30, 2019, investments valued at $34,516,192 were transferred out of Level 3 due to the expiration of trading restrictions and investments valued at $9,934,097 were transferred into Level 3 due to the unavailability of active market pricing.

The following is a rollforward of the Fund’s investments that were valued using unobservable inputs (Level 3) for the period ended September 30, 2019:

	Common Stocks	Preferred Stocks	Convertible Preferred Stocks	Escrows	Total

Beginning balance	$16,246,182	$64,536,973	$3,167,321	$267,585	$84,218,061

Purchases	2,250,220	-	-	-	2,250,220

Sales	-	-	-	(122,815)	(122,815)

Accrued discounts/(premiums)	-	-	-	-	-

Total realized gain/(loss)	-	-	-	122,815	122,815

Net change in unrealized appreciation/depreciation	1,951,395	(5,991,455)	181,632	(110,534)	(3,968,962)

Transfers into Level 3	9,934,097	-	-	-	9,934,097

Transfers out of Level 3	(6,516,448)	(27,999,744)	-	-	(34,516,192)

Ending balance	$23,865,446	$30,545,774	$3,348,953	$157,051	$57,917,224

The change in net unrealized appreciation/(depreciation) relating to the Level 3 investments held at September 30, 2019 was $3,858,430.

Hartford MidCap Growth HLS Fund
Schedule of Investments September 30, 2019 (Unaudited)

Shares or Principal Amount		Market Value†
Common Stocks - 99.2%
	Banks - 1.3%
13,058	First Republic Bank	$1,262,709

	Capital Goods - 6.8%
43,014	BWX Technologies, Inc.	2,460,831
30,592	Hexcel Corp.	2,512,521
13,195	Lincoln Electric Holdings, Inc.	1,144,798
3,021	Middleby Corp.*	353,155

		6,471,305

	Commercial & Professional Services - 7.1%
8,166	Equifax, Inc.	1,148,711
52,887	IHS Markit Ltd.*	3,537,082
19,778	TransUnion	1,604,194
8,015	TriNet Group, Inc.*	498,453

		6,788,440

	Consumer Durables & Apparel - 2.6%
5,155	Roku, Inc.*	524,573
97,407	Under Armour, Inc. Class A*	1,942,295

		2,466,868

	Consumer Services - 12.5%
68,430	Aramark	2,982,179
19,239	Bright Horizons Family Solutions, Inc.*	2,933,948
2,909	Domino’s Pizza, Inc.	711,512
93,294	Extended Stay America, Inc.	1,365,824
14,312	Grand Canyon Education, Inc.*	1,405,438
4,700	Hilton Worldwide Holdings, Inc.	437,617
9,060	Vail Resorts, Inc.	2,061,694

		11,898,212

	Diversified Financials - 1.5%
2,327	MarketAxess Holdings, Inc.	762,093
2,935	MSCI, Inc.	639,096

		1,401,189

	Health Care Equipment & Services - 5.8%
5,976	ABIOMED, Inc.*	1,063,070
25,508	Centene Corp.*	1,103,476
3,105	DexCom, Inc.*	463,390
12,430	Penumbra, Inc.*	1,671,711
8,237	Universal Health Services, Inc. Class B	1,225,254

		5,526,901

	Media & Entertainment - 4.5%
8,630	Electronic Arts, Inc.*	844,186
39,596	Liberty Media Corp-Liberty Formula One Class C*	1,646,798
14,262	Take-Two Interactive Software, Inc.*	1,787,599

		4,278,583

	Pharmaceuticals, Biotechnology & Life Sciences - 7.6%
11,402	Bluebird Bio, Inc.*	1,046,932
11,831	ICON plc*	1,743,179
18,343	Incyte Corp.*	1,361,601
2,242	Mettler-Toledo International, Inc.*	1,579,265
17,225	Seattle Genetics, Inc.*	1,471,015

		7,201,992

	Real Estate - 2.5%
9,682	SBA Communications Corp. REIT	2,334,814

	Retailing - 9.5%
15,332	Burlington Stores, Inc.*	3,063,640
14,779	Etsy, Inc.*	835,014
24,523	Expedia Group, Inc.	3,296,137
1,928	O’Reilly Automotive, Inc.*	768,327

Hartford MidCap Growth HLS Fund
Schedule of Investments – (continued) September 30, 2019 (Unaudited)

9,652	Wayfair, Inc. Class A*		$1,082,182

			9,045,300

	Semiconductors & Semiconductor Equipment - 7.3%
39,947	Advanced Micro Devices, Inc.*		1,158,063
8,121	First Solar, Inc.*		471,099
13,219	KLA Corp.		2,107,770
6,465	Microchip Technology, Inc.		600,663
10,352	Monolithic Power Systems, Inc.		1,611,082
17,922	Teradyne, Inc.		1,037,863

			6,986,540

	Software & Services - 25.4%
7,917	2U, Inc.*		128,889
26,451	Black Knight, Inc.*		1,615,098
21,457	Blackbaud, Inc.		1,938,425
20,646	Ceridian HCM Holding, Inc.*		1,019,293
36,432	DocuSign, Inc.*		2,255,869
28,783	Gartner, Inc.*		4,115,681
17,873	Global Payments, Inc.		2,841,807
21,435	GoDaddy, Inc. Class A*		1,414,281
18,920	Guidewire Software, Inc.*		1,993,790
22,010	Slack Technologies, Inc. Class A*		522,297
11,723	Splunk, Inc.*		1,381,673
60,885	SS&C Technologies Holdings, Inc.		3,139,840
7,001	Tyler Technologies, Inc.*		1,837,763

			24,204,706

	Technology Hardware & Equipment - 4.8%
12,076	CDW Corp.		1,488,246
5,366	Coherent, Inc.*		824,862
140,854	Flex Ltd.*		1,474,037
10,875	Itron, Inc.*		804,315

			4,591,460

	Total Common Stocks (cost $83,701,201)		$94,459,019

Short-Term Investments - 1.7%
	Other Investment Pools & Funds - 1.7%
1,614,702	Morgan Stanley Institutional Liquidity Funds, Government Portfolio, Institutional Class, 1.97%(1)		1,614,702

	Total Short-Term Investments (cost $1,614,702)		$1,614,702

	Total Investments (cost $85,315,903)	100.9%	$96,073,721
	Other Assets and Liabilities	(0.9)%	(846,407)

	Total Net Assets	100.0%	$95,227,314

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.

For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.

*	Non-income producing.
(1)	Current yield as of period end.

†	For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder report.

Hartford MidCap Growth HLS Fund
Schedule of Investments – (continued) September 30, 2019 (Unaudited)

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Other Abbreviations:
MSCI	Morgan Stanley Capital International
REIT	Real Estate Investment Trust

Hartford MidCap Growth HLS Fund
Schedule of Investments September 30, 2019 (Unaudited)

Fair Valuation Summary

The following is a summary of the fair valuations according to the inputs used as of September 30, 2019 in valuing the Fund’s investments.

Description	Total	Level 1	Level 2	Level 3(1)

Assets
Common Stocks
Banks	$1,262,709	$1,262,709	$—	$—
Capital Goods	6,471,305	6,471,305	—	—
Commercial & Professional Services	6,788,440	6,788,440	—	—
Consumer Durables & Apparel	2,466,868	2,466,868	—	—
Consumer Services	11,898,212	11,898,212	—	—
Diversified Financials	1,401,189	1,401,189	—	—
Health Care Equipment & Services	5,526,901	5,526,901	—	—
Media & Entertainment	4,278,583	4,278,583	—	—
Pharmaceuticals, Biotechnology & Life Sciences	7,201,992	7,201,992	—	—
Real Estate	2,334,814	2,334,814	—	—
Retailing	9,045,300	9,045,300	—	—
Semiconductors & Semiconductor Equipment	6,986,540	6,986,540	—	—
Software & Services	24,204,706	24,204,706	—	—
Technology Hardware & Equipment	4,591,460	4,591,460	—	—
Short-Term Investments	1,614,702	1,614,702	—	—

Total	$96,073,721	$96,073,721	$—	$—

(1) For the period ended September 30, 2019, there were no transfers in and out of Level 3.

Hartford Small Cap Growth HLS Fund
Schedule of Investments September 30, 2019 (Unaudited)

Shares or Principal Amount		Market Value†
Common Stocks - 98.8%
	Automobiles & Components - 1.6%
145,827	Cooper Tire & Rubber Co.	$3,809,001
136,559	Thor Industries, Inc.	7,734,702
94,437	Visteon Corp.*	7,794,830

		19,338,533

	Banks - 4.6%
224,328	First Busey Corp.	5,671,012
269,394	First Hawaiian, Inc.	7,192,820
120,634	IBERIABANK Corp.	9,112,692
892,821	MGIC Investment Corp.	11,231,688
235,637	Seacoast Banking Corp. of Florida*	5,963,972
462,583	Sterling Bancorp	9,279,415
216,650	Triumph Bancorp, Inc.*	6,908,969

		55,360,568

	Capital Goods - 13.1%
252,520	Aerojet Rocketdyne Holdings, Inc.*	12,754,785
275,085	Altra Industrial Motion Corp.	7,618,479
71,402	American Woodmark Corp.*	6,348,352
188,845	Applied Industrial Technologies, Inc.	10,726,396
68,994	Armstrong World Industries, Inc.	6,671,720
129,891	Axon Enterprise, Inc.*	7,375,211
133,290	AZZ, Inc.	5,806,112
70,795	Curtiss-Wright Corp.	9,158,749
134,378	EnerSys	8,860,885
172,382	Generac Holdings, Inc.*	13,504,406
200,951	ITT, Inc.	12,296,192
251,685	JELD-WEN Holding, Inc.*	4,855,004
137,552	John Bean Technologies Corp.	13,676,795
103,300	Mercury Systems, Inc.*	8,384,861
175,918	Patrick Industries, Inc.*	7,543,364
310,555	Rexnord Corp.*	8,400,513
184,574	SPX Corp.*	7,384,806
160,910	SPX FLOW, Inc.*	6,349,508

		157,716,138

	Commercial & Professional Services - 5.3%
219,695	ASGN, Inc.*	13,810,028
134,078	Clean Harbors, Inc.*	10,350,821
195,267	Exponent, Inc.	13,649,163
90,273	Huron Consulting Group, Inc.*	5,537,346
104,518	Insperity, Inc.	10,307,565
95,516	MSA Safety, Inc.	10,421,751

		64,076,674

	Consumer Durables & Apparel - 6.4%
578,545	American Outdoor Brands Corp.*	3,384,488
112,547	Carter’s, Inc.	10,265,412
146,317	Oxford Industries, Inc.	10,490,929
430,178	Steven Madden Ltd.	15,396,071
161,505	TopBuild Corp.*	15,573,927
497,235	Wolverine World Wide, Inc.	14,051,861
309,298	YETI Holdings, Inc.*(1)	8,660,344

		77,823,032

	Consumer Services - 2.5%
100,233	Dunkin’ Brands Group, Inc.	7,954,491
106,349	Marriott Vacations Worldwide Corp.	11,018,820
129,711	Wingstop, Inc.	11,321,176

		30,294,487

	Diversified Financials - 2.5%
258,472	Blucora, Inc.*	5,593,334
117,830	Evercore, Inc. Class A	9,438,183
182,583	OneMain Holdings, Inc.	6,697,144

Hartford Small Cap Growth HLS Fund
Schedule of Investments – (continued) September 30, 2019 (Unaudited)

1,018,700	SLM Corp.	$8,990,028

		30,718,689

	Energy - 1.0%
792,746	Kosmos Energy Ltd.	4,946,735
133,450	PDC Energy, Inc.*	3,703,237
345,673	ProPetro Holding Corp.*	3,142,168

		11,792,140

	Food & Staples Retailing - 1.6%
29,523	Casey’s General Stores, Inc.	4,757,927
319,680	Performance Food Group Co.*	14,708,477

		19,466,404

	Food, Beverage & Tobacco - 2.2%
150,777	B&G Foods, Inc.(1)	2,851,193
164,432	Freshpet, Inc.*	8,183,781
688,567	Hostess Brands, Inc.*	9,629,609
56,695	Post Holdings, Inc.*	6,000,599

		26,665,182

	Health Care Equipment & Services - 12.8%
240,697	AtriCure, Inc.*	6,002,983
203,470	Cardiovascular Systems, Inc.*	9,668,894
262,923	Globus Medical, Inc. Class A*	13,440,624
113,249	Haemonetics Corp.*	14,285,229
365,056	HMS Holdings Corp.*	12,581,655
29,153	ICU Medical, Inc.*	4,652,819
72,908	Insulet Corp.*	12,024,716
121,791	Integer Holdings Corp.*	9,202,528
167,913	Integra LifeSciences Holdings Corp.*	10,086,534
40,498	iRhythm Technologies, Inc.*	3,001,307
83,588	LHC Group, Inc.*	9,492,253
202,272	Omnicell, Inc.*	14,618,197
372,262	OraSure Technologies, Inc.*	2,780,797
76,625	Providence Service Corp.*	4,556,123
747,723	R1 RCM, Inc.*	6,677,166
118,923	Tandem Diabetes Care, Inc.*	7,014,079
121,324	Teladoc Health, Inc.*(1)	8,216,061
47,321	U.S. Physical Therapy, Inc.	6,177,757

		154,479,722

	Insurance - 1.1%
251,768	James River Group Holdings Ltd.	12,900,592

	Materials - 3.6%
219,818	Boise Cascade Co.	7,163,869
607,651	Graphic Packaging Holding Co.	8,962,852
110,146	Ingevity Corp.*	9,344,787
639,491	Livent Corp.*	4,278,195
232,276	Louisiana-Pacific Corp.	5,709,344
256,284	PolyOne Corp.	8,367,672

		43,826,719

	Media & Entertainment - 0.7%
64,579	Cardlytics, Inc.*	2,164,688
191,120	Cargurus, Inc.*	5,915,164

		8,079,852

	Pharmaceuticals, Biotechnology & Life Sciences - 12.8%
227,314	Abeona Therapeutics, Inc.*	513,730
118,256	ACADIA Pharmaceuticals, Inc.*	4,256,034
145,720	Aerie Pharmaceuticals, Inc.*	2,800,738
54,568	Agios Pharmaceuticals, Inc.*(1)	1,768,003
172,818	Aimmune Therapeutics, Inc.*	3,618,809
629,556	Amicus Therapeutics, Inc.*	5,049,039
292,681	Apellis Pharmaceuticals, Inc.*	7,050,685
186,620	Arena Pharmaceuticals, Inc.*	8,541,597
103,151	Assembly Biosciences, Inc.*	1,013,974

Hartford Small Cap Growth HLS Fund
Schedule of Investments – (continued) September 30, 2019 (Unaudited)

151,423	Audentes Therapeutics, Inc.*	$4,253,472
120,621	Biohaven Pharmaceutical Holding Co., Ltd.*	5,032,308
137,074	Blueprint Medicines Corp.*	10,070,827
118,264	Catalent, Inc.*	5,636,462
470,294	Cymabay Therapeutics, Inc.*	2,407,905
242,009	CytomX Therapeutics, Inc.*	1,786,027
159,036	Flexion Therapeutics, Inc.*(1)	2,179,588
132,463	G1 Therapeutics, Inc.*	3,017,507
109,015	Global Blood Therapeutics, Inc.*	5,289,408
335,593	Heron Therapeutics, Inc.*(1)	6,208,471
148,889	Insmed, Inc.*	2,626,402
196,530	Intersect ENT, Inc.*	3,342,975
107,895	Iovance Biotherapeutics, Inc.*	1,963,689
112,700	Karyopharm Therapeutics, Inc.*	1,084,174
45,147	Ligand Pharmaceuticals, Inc.*	4,493,932
31,687	Madrigal Pharmaceuticals, Inc.*	2,732,053
30,388	Mirati Therapeutics, Inc.*	2,367,529
149,805	MyoKardia, Inc.*	7,812,331
195,545	NanoString Technologies, Inc.*	4,221,817
158,430	Portola Pharmaceuticals, Inc.*	4,249,093
74,009	Reata Pharmaceuticals, Inc. Class A*	5,942,183
97,714	REGENXBIO, Inc.*	3,478,618
52,562	Repligen Corp.*	4,030,980
267,912	Revance Therapeutics, Inc.*	3,482,856
860,583	Rigel Pharmaceuticals, Inc.*	1,609,290
36,703	Spark Therapeutics, Inc.*	3,559,457
148,549	Syneos Health, Inc.*	7,904,292
150,256	Ultragenyx Pharmaceutical, Inc.*	6,427,952
102,209	Y-mAbs Therapeutics, Inc.*	2,663,567

		154,487,774

	Real Estate - 3.4%
298,772	Columbia Property Trust, Inc. REIT	6,319,028
61,454	Coresite Realty Corp. REIT	7,488,170
227,697	Corporate Office Properties Trust REIT	6,780,817
153,758	Independence Realty Trust, Inc. REIT	2,200,277
249,604	Pebblebrook Hotel Trust REIT	6,943,983
64,258	PS Business Parks, Inc. REIT	11,691,743

		41,424,018

	Retailing - 4.3%
479,676	Caleres, Inc.	11,229,215
130,217	Core-Mark Holding Co., Inc.	4,181,919
48,841	Five Below, Inc.*	6,158,850
206,683	Floor & Decor Holdings, Inc. Class A*	10,571,835
179,079	Foot Locker, Inc.	7,729,050
172,385	Nordstrom, Inc.(1)	5,804,203
216,063	Urban Outfitters, Inc.*	6,069,210

		51,744,282

	Semiconductors & Semiconductor Equipment - 3.0%
131,960	Cirrus Logic, Inc.*	7,070,417
398,583	Cohu, Inc.	5,382,863
296,326	Entegris, Inc.	13,945,101
523,449	FormFactor, Inc.*	9,759,707

		36,158,088

	Software & Services - 12.0%
258,351	8x8, Inc.*	5,353,033
157,119	Blackbaud, Inc.	14,194,130
52,333	CACI International, Inc. Class A*	12,102,530
119,240	Everbridge, Inc.*	7,358,300
254,754	Five9, Inc.*	13,690,480
253,016	ForeScout Technologies, Inc.*	9,594,367
30,382	HubSpot, Inc.*	4,606,215
122,438	Instructure, Inc.*	4,743,248
121,386	LiveRamp Holdings, Inc.*	5,214,743

Hartford Small Cap Growth HLS Fund
Schedule of Investments – (continued) September 30, 2019 (Unaudited)

98,372	Paylocity Holding Corp.*		$9,599,140
131,673	Pegasystems, Inc.		8,960,348
122,470	PROS Holdings, Inc.*		7,299,212
90,546	Q2 Holdings, Inc.*		7,141,363
133,650	Rapid7, Inc.*		6,066,373
317,641	SailPoint Technologies Holding, Inc.*		5,936,710
192,669	Science Applications International Corp.		16,829,637
387,644	SVMK, Inc.*		6,628,712

			145,318,541

	Technology Hardware & Equipment - 3.1%
251,294	CTS Corp.		8,131,874
170,438	Itron, Inc.*		12,605,595
166,057	Lumentum Holdings, Inc.*		8,894,013
53,109	Rogers Corp.*		7,260,531

			36,892,013

	Telecommunication Services - 0.2%
605,081	ORBCOMM, Inc.*		2,880,186

	Transportation - 1.0%
63,821	Genesee & Wyoming, Inc. Class A*		7,052,859
246,116	Marten Transport Ltd.		5,114,291

			12,167,150

	Total Common Stocks (cost $1,079,390,596)		$1,193,610,784

Short-Term Investments - 3.1%
	Other Investment Pools & Funds - 1.1%
13,724,124	Morgan Stanley Institutional Liquidity Funds, Government Portfolio, Institutional Class, 1.97%(2)		13,724,124

	Securities Lending Collateral - 2.0%
1,086,819	Citibank NA DDCA, 1.82%, 10/1/2019(2)		1,086,819
17,800,550	Fidelity Investments Money Market Funds, Government Portfolio, Institutional Class, 1.90%(2)		17,800,550
1,702,419	Goldman Sachs Financial Square Funds, Government Fund, Institutional Class, 1.81%(2)		1,702,419
2,908,548	Invesco Government & Agency Portfolio, Institutional Class, 1.83%(2)		2,908,548
338,302	Morgan Stanley Institutional Liquidity Funds, Government Portfolio, Institutional Class, 1.97%(2)		338,302
280,999	Western Asset Institutional Government Reserves Fund, Institutional Class, 1.77%(2)		280,999

			24,117,637

	Total Short-Term Investments (cost $37,841,761)		$37,841,761

	Total Investments (cost $1,117,232,357)	101.9%	$1,231,452,545
	Other Assets and Liabilities	(1.9)%	(23,253,256)

	Total Net Assets	100.0%	$1,208,199,289

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.

For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.

*	Non-income producing.
(1)	Represents entire or partial securities on loan. See Note 2 in the accompanying Notes to the Schedule of Investments for securities lending information.
(2)	Current yield as of period end.

Hartford Small Cap Growth HLS Fund
Schedule of Investments – (continued) September 30, 2019 (Unaudited)

†	For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder report.

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Other Abbreviations:
DDCA	Dollars on Deposit in Custody Account
REIT	Real Estate Investment Trust

Hartford Small Cap Growth HLS Fund
Schedule of Investments September 30, 2019 (Unaudited)

Fair Valuation Summary

The following is a summary of the fair valuations according to the inputs used as of September 30, 2019 in valuing the Fund’s investments.

Description	Total	Level 1	Level 2	Level 3(1)
Assets
Common Stocks
Automobiles & Components	$19,338,533	$19,338,533	$—	$—
Banks	55,360,568	55,360,568	—	—
Capital Goods	157,716,138	157,716,138	—	—
Commercial & Professional Services	64,076,674	64,076,674	—	—
Consumer Durables & Apparel	77,823,032	77,823,032	—	—
Consumer Services	30,294,487	30,294,487	—	—
Diversified Financials	30,718,689	30,718,689	—	—
Energy	11,792,140	11,792,140	—	—
Food & Staples Retailing	19,466,404	19,466,404	—	—
Food, Beverage & Tobacco	26,665,182	26,665,182	—	—
Health Care Equipment & Services	154,479,722	154,479,722	—	—
Insurance	12,900,592	12,900,592	—	—
Materials	43,826,719	43,826,719	—	—
Media & Entertainment	8,079,852	8,079,852	—	—
Pharmaceuticals, Biotechnology & Life Sciences	154,487,774	154,487,774	—	—
Real Estate	41,424,018	41,424,018	—	—
Retailing	51,744,282	51,744,282	—	—
Semiconductors & Semiconductor Equipment	36,158,088	36,158,088	—	—
Software & Services	145,318,541	145,318,541	—	—
Technology Hardware & Equipment	36,892,013	36,892,013	—	—
Telecommunication Services	2,880,186	2,880,186	—	—
Transportation	12,167,150	12,167,150	—	—
Short-Term Investments	37,841,761	37,841,761	—	—

Total	$1,231,452,545	$1,231,452,545	$—	$—

(1) For the period ended September 30, 2019, there were no transfers in and out of Level 3.

Hartford U.S. Government Securities HLS Fund
Schedule of Investments September 30, 2019 (Unaudited)

Shares or Principal Amount		Market Value†
Asset & Commercial Mortgage Backed Securities - 21.4%
	Asset-Backed - Automobile - 1.3%
$ 350,000	Avis Budget Rental Car Funding AESOP LLC 2.99%, 06/20/2022(1)	$353,789
2,907,000	Capital Auto Receivables Asset Trust 3.62%, 05/20/2021	2,915,262
1,020,000	Toyota Auto Loan Extended Note Trust 2.56%, 11/25/2031(1)	1,042,563

		4,311,614

	Asset-Backed - Finance & Insurance - 2.4%
1,242,073	NRZ Excess Spread-Collateralized Notes 3.19%, 01/25/2023(1)	1,248,127
350,383	Structured Asset Securities Corp. 3.52%, 02/25/2033, 1 mo. USD LIBOR + 1.500%(2)	353,982
	Towd Point Mortgage Trust
475,678	2.75%, 04/25/2057(1)(3)	479,290
2,285,900	3.75%, 03/25/2058(1)(3)	2,397,428
2,159,428	3.75%, 05/25/2058(1)(3)	2,239,010
1,185,000	Tryon Park CLO, Ltd. 3.19%, 04/15/2029, 3 mo. USD LIBOR + 0.890%(1)(2)	1,184,588

		7,902,425

	Asset-Backed - Home Equity - 0.3%
439,309	Morgan Stanley Asset-Backed Securities Capital, Inc. Trust 3.52%, 11/25/2032, 1 mo. USD LIBOR + 1.500%(2)	438,013
7,595,929	Morgan Stanley Capital Trust 1.00%, 07/15/2051(3)(4)	439,423

		877,436

	Commercial Mortgage - Backed Securities - 8.4%
22,864,535	Benchmark Mortgage Trust 0.69%, 07/15/2051(3)(4)	817,174
3,400,000	CSMC Trust 2.76%, 04/05/2033(1)	3,408,647
	FREMF Mortgage Trust
9,895,000	2.36%, 02/25/2020, 1 mo. USD LIBOR + 0.320%(2)	9,894,854
435,000	3.40%, 05/25/2045(1)(3)	434,543
955,000	3.76%, 11/25/2050(1)(3)	991,277
1,515,000	3.82%, 04/25/2048(1)(3)	1,576,412
1,325,000	3.85%, 10/25/2049(1)(3)	1,395,980
1,005,000	3.93%, 02/25/2050(1)(3)	1,047,312
700,000	3.98%, 10/25/2049(1)(3)	741,419
660,000	4.08%, 09/25/2049(1)(3)	705,101
4,580,000	4.11%, 04/25/2051(1)(3)	4,918,352
1,990,000	5.69%, 04/25/2020(1)(3)	2,014,489

		27,945,560

	Other ABS - 1.1%
1,755,000	MMAF Equipment Finance LLC 2.29%, 11/12/2041(1)	1,754,442
1,925,000	United States Small Business Administration 3.07%, 05/01/2044	2,041,943

		3,796,385

	Real Estate - 0.2%
6,765,000	Cantor Commercial Real Estate 1.31%, 05/15/2052	581,919

	Whole Loan Collateral CMO - 7.7%
	Angel Oak Mortgage Trust LLC
3,173,110	2.93%, 05/25/2059(1)(3)	3,193,715
888,408	3.63%, 03/25/2049(1)(3)	900,796
5,270,000	Bank 0.84%, 09/15/2061(3)(4)	364,334
2,440,476	CIM Trust 3.00%, 04/25/2057(1)(3)	2,448,544

Hartford U.S. Government Securities HLS Fund
Schedule of Investments – (continued) September 30, 2019 (Unaudited)

	COLT Mortgage Loan Trust
$ 1,910,000	2.58%, 11/25/2049	$1,909,985
1,466,905	3.34%, 05/25/2049(1)(3)	1,492,153
	Deephaven Residential Mortgage Trust
202,659	2.73%, 12/26/2046(1)(3)	202,060
1,479,166	3.56%, 04/25/2059(1)(3)	1,492,448
697,086	LSTAR Securities Investment Trust 3.59%, 04/01/2024, 1 mo. USD LIBOR + 1.500%(1)(2)	698,255
	Mill City Mortgage Loan Trust
339,328	2.50%, 04/25/2057(1)(3)	339,847
1,608,988	3.25%, 05/25/2062(1)(3)	1,641,062
	New Residential Mortgage Loan Trust
913,564	3.25%, 09/25/2056(1)(3)	928,518
1,397,707	3.60%, 04/25/2049(1)	1,415,794
1,092,931	3.75%, 03/25/2056(1)(3)	1,125,759
1,323,131	Spruce Hill Mortgage Loan Trust 3.40%, 04/29/2049(1)(3)	1,331,351
	Towd Point Mortgage Trust
584,152	3.00%, 11/25/2057(1)(3)	585,901
2,399,000	3.75%, 04/25/2055(1)(3)	2,466,185
	Verus Securitization Trust
1,625,266	2.78%, 07/25/2059(1)(5)	1,625,635
1,527,059	3.21%, 04/25/2059(1)(3)	1,535,367

		25,697,709

	Total Asset & Commercial Mortgage Backed Securities (cost $69,898,198)	$71,113,048

U.S. Government Agencies - 72.9%
	Mortgage-Backed Agencies - 72.0%
	FHLMC - 28.9%
$ 68,450,000	1.38%, 05/01/2020	$68,248,671
4,780,957	1.57%, 01/25/2022	4,759,046
639,920	2.50%, 12/15/2026(4)	28,126
646,266	2.50%, 03/15/2028(4)	41,809
468,540	2.50%, 05/15/2028(4)	33,066
797,368	3.00%, 04/15/2028(4)	62,576
624,400	3.00%, 05/15/2032(4)	36,360
500,449	3.00%, 03/15/2033(4)	54,378
3,595,064	3.00%, 11/01/2036	3,689,804
110,666	3.00%, 09/01/2045	112,830
3,308,108	3.00%, 05/15/2046	3,393,541
781,326	3.00%, 08/15/2047	805,311
5,042,645	3.50%, 11/15/2025	5,202,628
675,426	3.50%, 06/15/2026(4)	31,743
259,981	3.50%, 09/15/2026(4)	20,779
430,145	3.50%, 03/15/2027(4)	29,937
1,392,065	3.50%, 01/15/2028(4)	118,437
255,164	4.00%, 07/15/2027(4)	23,860
731,301	4.00%, 03/15/2028(4)	53,706
402,759	4.00%, 06/15/2028(4)	33,991
858,411	4.00%, 07/15/2030(4)	88,382
1,470,984	4.50%, 02/15/2027(4)	137,904
1,843,067	4.50%, 05/15/2034	1,959,814
654,175	5.00%, 09/15/2033(4)	98,095
1,459,227	5.00%, 09/15/2036(4)	245,901
751,913	5.00%, 02/15/2048(4)	147,152
369,725	5.05%, 07/25/2028, 1 mo. USD LIBOR + 2.900%(2)	372,226
3,317	5.50%, 06/01/2034	3,684
26,609	5.50%, 10/01/2035	30,083
47,495	5.50%, 04/01/2037	53,556
665,148	5.50%, 12/01/2037	749,730
218,100	5.50%, 04/01/2038	245,606
12,609	5.50%, 05/01/2038	14,226
1,029,758	5.50%, 08/01/2038	1,162,908
2,106	5.50%, 12/01/2039	2,376
13,133	6.00%, 10/01/2021	14,506

Hartford U.S. Government Securities HLS Fund
Schedule of Investments – (continued) September 30, 2019 (Unaudited)

$ 24,764	6.00%, 10/01/2022	$27,354
46,250	6.00%, 01/01/2028	51,226
14,742	6.00%, 04/15/2028	16,254
27,798	6.00%, 05/15/2028(6)	30,755
35,711	6.00%, 11/15/2028	39,376
62,727	6.00%, 12/15/2028	69,671
136,312	6.00%, 01/15/2029	151,760
31,155	6.00%, 02/15/2029	34,392
34,908	6.00%, 03/15/2029	38,927
23,283	6.00%, 05/15/2029	25,677
5,190	6.00%, 06/15/2029	5,744
1,421	6.00%, 03/15/2031	1,608
64,851	6.00%, 04/15/2031	72,608
28,477	6.00%, 10/15/2031	32,082
36,186	6.00%, 12/01/2031	41,657
207,276	6.00%, 12/15/2031(6)	236,615
292,291	6.00%, 12/15/2031	331,282
10,461	6.00%, 05/15/2032	11,668
628,027	6.00%, 06/15/2032	700,532
550,354	6.00%, 09/15/2032	621,732
45,893	6.00%, 10/15/2032	53,164
388	6.00%, 11/01/2032	445
39,568	6.00%, 11/15/2032	44,953
14,045	6.00%, 04/01/2033	15,518
14,285	6.00%, 09/01/2034	16,436
3,913	6.50%, 04/01/2028	4,361
203,961	6.50%, 08/15/2028	227,490
481,888	6.50%, 05/15/2032	554,577
74,088	6.50%, 08/01/2032	83,600
180,610	6.50%, 09/01/2032	207,532
8,564	7.00%, 10/01/2026	8,576
2,102	7.00%, 03/01/2027	2,250
1,633	7.00%, 12/01/2027	1,636
747	7.00%, 02/01/2029	857
444	7.00%, 05/01/2029	510
448	7.00%, 09/01/2029	463
407	7.00%, 02/01/2031	468
60,902	7.00%, 04/01/2032	69,928
54,818	7.00%, 05/01/2032	55,858
44,895	7.00%, 06/01/2032	52,321
66,477	7.00%, 11/01/2032	75,707
1,604	7.50%, 05/01/2024	1,700
382	7.50%, 06/01/2024	383
870	7.50%, 06/01/2025	930
3,088	8.00%, 08/01/2024	3,107
3,793	8.00%, 09/01/2024	3,878
56	8.00%, 10/01/2024	59

		96,134,375

	FNMA - 34.1%
$ 1,459,982	1.96%, 06/25/2055(3)(4)	$79,996
1,155,877	1.99%, 04/25/2055(3)(4)	69,822
1,063,024	2.00%, 09/25/2039	1,062,237
662,507	2.05%, 11/01/2023	665,881
1,962,281	2.11%, 08/25/2044(3)(4)	112,302
3,275,080	2.22%, 10/01/2022	3,298,194
200,000	2.45%, 11/01/2022	203,315
14,950,000	2.50%, 10/01/2034(7)	15,077,016
22,920	2.50%, 01/01/2043	22,901
263,596	2.54%, 03/01/2023	268,515
847,958	2.57%, 08/25/2025, 1 mo. USD LIBOR + 0.400%(2)	846,367
2,500,000	2.68%, 05/01/2025	2,586,182
922,815	2.70%, 10/25/2024, 1 mo. USD LIBOR + 0.400%(2)	919,558
80,597	2.74%, 04/01/2022	81,738
528,788	2.79%, 04/25/2024, 1 mo. USD LIBOR + 0.490%(2)	529,278
85,415	2.83%, 06/01/2022	87,524

Hartford U.S. Government Securities HLS Fund
Schedule of Investments – (continued) September 30, 2019 (Unaudited)

$ 240,021	2.94%, 06/01/2022	$246,735
1,111,687	3.00%, 02/25/2027(4)	67,966
1,202,006	3.00%, 07/25/2027(4)	80,631
468,447	3.00%, 09/25/2027(4)	35,181
55,298	3.00%, 12/01/2030	56,790
19,325,000	3.00%, 10/01/2034(7)	19,753,773
1,184,823	3.00%, 06/25/2043	1,222,555
4,470,000	3.00%, 10/01/2049(7)	4,537,050
168,197	3.01%, 04/01/2022(3)	168,375
513,102	3.07%, 06/01/2027	544,032
7,222,817	3.11%, 10/01/2021	7,360,669
559,708	3.25%, 12/01/2021	573,099
335,850	3.26%, 01/01/2022	347,153
212,056	3.50%, 11/01/2020	213,865
2,671,414	3.50%, 04/25/2027(4)	209,537
489,787	3.50%, 05/25/2027(4)	40,247
822,774	3.50%, 10/25/2027(4)	69,415
252,022	3.50%, 08/25/2030(4)	23,871
552,440	3.50%, 02/25/2031(4)	41,515
518,629	3.50%, 09/25/2035(4)	63,921
9,595,364	3.50%, 04/25/2044	10,158,685
3,120,626	3.50%, 03/25/2045	3,187,987
491,723	3.50%, 10/25/2046(4)	124,135
3,197,409	3.50%, 01/25/2047	3,351,519
3,458,000	3.50%, 10/01/2049(7)	3,546,881
2,198,250	3.50%, 10/25/2056	2,320,397
470,375	3.51%, 11/01/2021	482,975
1,035,050	3.59%, 09/01/2030	1,158,071
1,685,792	3.65%, 11/01/2021	1,734,836
81,896	3.65%, 08/01/2023	86,837
982,171	3.73%, 07/01/2022	1,015,737
989,530	3.75%, 09/01/2023	1,053,924
91,006	3.81%, 11/01/2023	98,043
276,199	3.85%, 01/01/2024	296,920
374,112	3.89%, 10/01/2023	401,362
2,700,000	3.98%, 07/01/2021	2,787,021
79,197	3.99%, 07/01/2021	81,321
750,429	4.00%, 05/25/2027(4)	60,281
7,250,000	4.00%, 10/01/2049(7)	7,522,725
1,103,640	4.50%, 10/01/2040	1,195,612
480,306	4.50%, 10/01/2041	520,300
2,344,757	4.50%, 02/25/2042(4)	285,503
1,451,043	4.50%, 01/01/2043	1,572,113
451,893	4.50%, 09/01/2043	489,467
1,407,786	4.50%, 08/01/2044	1,524,901
83,045	5.00%, 06/01/2025	86,225
184,376	5.47%, 05/25/2042(3)(4)	17,513
130,218	6.00%, 10/01/2023	143,771
19,596	6.00%, 10/25/2028	21,594
7,340	6.00%, 11/25/2028	8,149
28,111	6.00%, 04/25/2029	30,965
445	6.00%, 05/01/2029	505
23,132	6.00%, 05/25/2029	25,552
20,203	6.00%, 06/25/2029(6)	22,587
47,497	6.00%, 07/25/2029	52,616
236,630	6.00%, 05/25/2031(6)	261,753
78,803	6.00%, 09/25/2031	88,815
20,008	6.00%, 11/25/2031	22,302
351,819	6.00%, 12/25/2031	394,911
202,274	6.00%, 01/01/2032	227,557
212	6.00%, 04/01/2032	234
266	6.00%, 05/01/2032	306
1,353	6.00%, 09/25/2032	1,539
75,366	6.00%, 11/01/2032	83,328
35,147	6.00%, 02/01/2033	40,412
179,739	6.00%, 03/01/2033	206,821

Hartford U.S. Government Securities HLS Fund
Schedule of Investments – (continued) September 30, 2019 (Unaudited)

$ 581,371	6.00%, 05/01/2033	$668,942
4,489	6.00%, 08/01/2034	4,961
157,183	6.00%, 01/01/2035	179,678
1,679,178	6.00%, 02/01/2037	1,905,427
1,378,032	6.00%, 01/25/2042(4)	239,271
988,251	6.00%, 09/25/2047(4)	235,057
16	6.50%, 04/01/2024	18
98	6.50%, 04/01/2027	109
11,684	6.50%, 04/01/2028	13,017
100	6.50%, 05/01/2028	111
5,742	6.50%, 10/01/2028	6,398
102,722	6.50%, 11/01/2028	114,808
50,365	6.50%, 12/01/2028	56,288
236,914	6.50%, 06/25/2029	254,817
154,065	6.50%, 08/01/2029	171,743
768	6.50%, 11/01/2030	856
3,607	6.50%, 05/01/2031	4,130
116,247	6.50%, 10/25/2031	132,367
737,495	6.50%, 08/01/2032	839,266
49,506	6.50%, 09/01/2032	55,155
198	7.00%, 11/01/2031	201
151,152	7.00%, 02/01/2032	173,431
3,057	7.50%, 06/01/2023	3,216
1,317	8.00%, 10/01/2029	1,499
65	8.00%, 03/01/2030	66
4,082	8.00%, 04/01/2030	4,872
11	8.00%, 06/01/2030	11
11,821	8.00%, 10/01/2030	14,001
24,293	8.00%, 12/01/2030	27,712
22	9.00%, 08/01/2020	22
8,732	9.00%, 09/01/2021	8,764

		113,478,428

	GNMA - 9.0%
$ 229,936	1.75%, 09/20/2043	$226,519
1,695,878	2.50%, 12/16/2039	1,731,040
553,859	3.00%, 09/20/2028(4)	42,674
355,727	3.00%, 02/16/2043(4)	49,951
2,520,724	3.00%, 04/20/2045	2,626,335
10,225,000	3.00%, 10/01/2049(7)	10,492,208
224,669	3.50%, 02/16/2027(4)	18,120
555,083	3.50%, 03/20/2027(4)	48,883
518,803	3.50%, 07/20/2040(4)	41,429
788,895	3.50%, 02/20/2041(4)	65,936
1,373,869	3.50%, 04/20/2042(4)	128,056
2,012,898	3.50%, 10/20/2042(4)	352,496
159,953	3.50%, 05/20/2043(4)	31,149
1,178,020	3.50%, 07/20/2043(4)	150,101
3,058,429	3.50%, 01/20/2048	3,241,513
3,900,000	3.50%, 10/01/2049(7)	4,040,232
164,158	4.00%, 12/16/2026(4)	14,112
2,366,324	4.00%, 05/20/2029(4)	209,471
394,574	4.00%, 03/20/2043(4)	85,313
190,663	4.00%, 01/20/2044(4)	40,488
1,350,281	4.00%, 03/20/2047(4)	205,086
2,108,450	4.00%, 07/20/2047(4)	328,861
60,000	4.00%, 10/01/2049(7)	62,396
549,521	4.50%, 04/20/2045(4)	116,712
594,762	5.00%, 01/20/2034	657,972
1,627,000	5.00%, 02/16/2040(4)	315,676
475,104	5.00%, 05/20/2040(4)	105,197
1,412,001	5.00%, 03/16/2044(4)	227,491
383,603	5.00%, 01/16/2047(4)	80,867
761,975	5.50%, 09/20/2033	844,304
1,206,653	5.50%, 03/20/2039(4)	242,845
1,189,840	5.50%, 02/16/2047(4)	284,105

Hartford U.S. Government Securities HLS Fund
Schedule of Investments – (continued) September 30, 2019 (Unaudited)

$ 720,608	5.50%, 02/20/2047(4)	$130,063
322,383	6.00%, 01/15/2033	369,764
245,747	6.00%, 02/15/2033	276,001
1,287,112	6.00%, 09/20/2040(4)	264,890
1,039,904	6.00%, 02/20/2046(4)	256,733
26,641	6.50%, 12/15/2028	30,143
22,019	6.50%, 05/15/2029	25,007
11,683	6.50%, 09/15/2031	12,930
180,018	6.50%, 10/15/2031	199,229
182,082	6.50%, 11/15/2031	201,511
127,732	6.50%, 01/15/2032	141,363
4,609	7.00%, 06/20/2030	4,742
10,605	7.00%, 05/15/2032	12,453
42,133	7.00%, 07/15/2032	47,233
74,204	7.00%, 09/15/2032	77,240
434,251	7.00%, 10/15/2032	497,603
2,173	7.50%, 01/15/2023	2,177
402	7.50%, 05/15/2023	416
2,172	7.50%, 06/15/2023	2,198
535	7.50%, 07/15/2023	535
4,152	7.50%, 08/15/2023	4,210
4,334	7.50%, 09/15/2023	4,343
2,646	7.50%, 10/15/2023	2,705
5,888	7.50%, 11/15/2023	6,064
908	7.50%, 12/15/2023	910
1,042	7.50%, 02/15/2024	1,044
119	7.50%, 05/15/2024	126
32,266	7.50%, 07/15/2027	34,879
31,444	7.50%, 04/20/2030	36,358
6,837	8.50%, 09/15/2024	7,393
795	8.50%, 06/15/2029	817
3,346	8.50%, 10/15/2029	3,430
2,033	8.50%, 01/15/2030	2,274
7,504	8.50%, 02/15/2030	7,526
666	8.50%, 03/15/2030	686

		29,772,534

		239,385,337

	Other Direct Federal Obligations - 0.9%
	SLM Student Loan Trust - 0.9%
$ 2,989,559	Nelnet Student Loan Trust 2.79%, 09/25/2065, 1 mo. USD LIBOR + 0.770%(1)(2)	$2,978,323

		2,978,323

	Total U.S. Government Agencies (cost $240,781,990)	$242,363,660

U.S. Government Securities - 21.8%
	U.S. Treasury Securities - 21.8%
	U.S. Treasury Notes - 21.8%
1,717,204	0.25%, 07/15/2029(8)	1,730,320
8,907,000	1.88%, 07/31/2022	8,973,455
10,760,000	2.38%, 05/15/2029	11,426,615
21,962,000	2.75%, 08/31/2023	22,940,853
26,188,000	2.75%, 11/15/2023(9)	27,411,471

		72,482,714

	Total U.S. Government Securities (cost $70,409,777)	$72,482,714

	Total Long-Term Investments (cost $381,089,965)	$385,959,422

Short-Term Investments - 3.6%
	Other Investment Pools & Funds - 3.6%
12,021,215	Fidelity Institutional Government Fund, Institutional Class, 1.92%(10)	12,021,215

	Total Short-Term Investments (cost $12,021,215)	$12,021,215

Hartford U.S. Government Securities HLS Fund
Schedule of Investments – (continued) September 30, 2019 (Unaudited)

Total Investments (cost $393,111,180)	119.7%	$397,980,637
Other Assets and Liabilities	(19.7)%	(65,589,088)

Total Net Assets	100.0%	$332,391,549

Note: Percentage of investments as shown is the ratio of the total market value to total net assets.

The Fund may refer to any one or more of the industry classifications used by one or more widely recognized market indices, ratings group and/or as defined by Fund management. Industry classifications may not be identical across all security types.

For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.

(1)

Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions that are exempt from registration (typically only to qualified institutional buyers) or in a public offering registered under the Securities Act of 1933. At September 30, 2019, the aggregate value of these securities was $54,334,482, representing 16.3% of net assets.

(2)	Variable rate securities; the rate reported is the coupon rate in effect at September 30, 2019.
(3)

Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.

(4)	Securities disclosed are interest-only strips.
(5)	Security is a “step-up” bond where coupon increases or steps up at a predetermined date. Rate shown is current coupon rate.
(6)	These securities pay no principal or interest during their initial accrual period, but accrue additional principal at a specified coupon rate.
(7)	Represents or includes a TBA transaction.
(8)	The principal amount for this security is adjusted for inflation and the interest payments equal a fixed percentage of the inflation-adjusted principal amount.
(9)	This security has been pledged as collateral in connection with centrally cleared swap contracts.
(10)	Current yield as of period end.

Futures Contracts Outstanding at September 30, 2019
Description	Number of Contracts	Expiration Date	Current Notional Amount	Value and Unrealized Appreciation/ (Depreciation)

Long position contracts:
U.S. 10 Year Ultra Future	33	12/19/2019	$4,699,406	$(53,685)
U.S. Treasury 2-Year Note Future	22	12/31/2019	4,741,000	(11,290)
U.S. Treasury 5-Year Note Future	529	12/31/2019	63,029,524	(420,505)
U.S. Treasury 10-Year Note Future	365	12/19/2019	47,564,062	(224,481)

Total				$(709,961)

TBA Sale Commitments Outstanding at September 30, 2019
Description	Principal Amount	Maturity Date	Market Value †	Unrealized Appreciation/ (Depreciation)
FNMA, 3.00%	$8,520,000	10/01/2049	$(8,647,800)	$23,064
FNMA, 3.50%	10,485,000	10/01/2049	(10,754,497)	(8,032)
FNMA, 4.50%	2,300,000	10/01/2049	(2,421,796)	771
GNMA II, 3.50%	12,165,000	10/01/2049	(12,602,417)	(38,575)

Total (proceeds receivable $34,403,738)			$(34,426,510)	$(22,772)

At September 30, 2019, the aggregate market value of TBA Sale Commitments represents (10.4)% of total net assets.

Centrally Cleared Interest Rate Swap Contracts Outstanding at September 30, 2019

Payments made by Fund	Payments received by Fund	Notional Amount		Expiration Date	Periodic Payment Frequency	Upfront Premiums Paid	Upfront Premiums Received	Value †	Unrealized Appreciation/ (Depreciation)
3 Mo. USD LIBOR	2.95% Fixed	USD	6,201,000	06/18/23	Semi-Annual	$—	$—	$(327,721)	$(327,721)
3 Mo. USD LIBOR	3.00% Fixed	USD	4,916,000	04/30/25	Semi-Annual	—	(39)	(433,874)	(433,835)

Hartford U.S. Government Securities HLS Fund
Schedule of Investments – (continued) September 30, 2019 (Unaudited)

3 Mo. USD LIBOR	2.79% Fixed	USD	15,286,000	09/30/25	Semi-Annual	—	—	(1,239,978)	(1,239,978)
3 Mo. USD LIBOR	2.25% Fixed	USD	4,492,000	03/21/28	Semi-Annual	42,007	—	(278,501)	(320,508)
3 Mo. USD LIBOR	2.83% Fixed	USD	2,082,000	12/21/28	Semi-Annual	—	—	(230,763)	(230,763)

Total						$42,007	$(39)	$(2,510,837)	$(2,552,805)

† For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder report.

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Counterparty Abbreviations:
GSC	Goldman Sachs & Co.

Other Abbreviations:
CLO	Collateralized Loan Obligation
CMO	Collateralized Mortgage Obligation
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
LIBOR	London Interbank Offered Rate
TBA	To Be Announced

Hartford U.S. Government Securities HLS Fund
Schedule of Investments September 30, 2019 (Unaudited)

Fair Valuation Summary

The following is a summary of the fair valuations according to the inputs used as of September 30, 2019 in valuing the Fund’s investments.

Description	Total	Level 1	Level 2	Level 3(1)
Assets
Asset & Commercial Mortgage Backed Securities	$71,113,048	$—	$71,113,048	$—
U.S. Government Agencies	242,363,660	—	242,363,660	—
U.S. Government Securities	72,482,714	—	72,482,714	—
Short-Term Investments	12,021,215	12,021,215	—	—

Total	$397,980,637	$12,021,215	$385,959,422	$—

Liabilities
Futures Contracts(2)	$(709,961)	$(709,961)	$—	$—
Swaps - Interest Rate(2)	(2,552,805)	—	(2,552,805)	—
TBA Sale Commitments	(34,426,510)	—	(34,426,510)	—

Total	$(37,689,276)	$(709,961)	$(36,979,315)	$—

(1) For the period ended September 30, 2019, there were no transfers in and out of Level 3.

(2) Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/(depreciation) on the investments.

Hartford HLS Series Fund II, Inc. (the “Company”)

Notes to the Schedules of Investments

1. Investment Valuation and Fair Value Measurements:

For purposes of calculating the net asset value per share (“NAV”) of each class of each Fund, portfolio securities and other assets held in the Fund’s portfolio for which market prices are readily available are valued at market value. Market value is generally determined on the basis of official close price or last reported trade price. If no trades were reported, market value is based on prices obtained from a quotation reporting system, established market makers (including evaluated prices), or independent pricing services. Pricing vendors may use matrix pricing or valuation models that utilize certain inputs and assumptions to derive values, including transaction data, credit quality information, general market conditions, news, and other factors and assumptions.

If market prices are not readily available or are deemed unreliable, a Fund will use the fair value of the security or other instrument as determined in good faith under policies and procedures established by and under the supervision of the Board of the Directors of the Company (the “Board of Directors”) (“Valuation Procedures”). Market prices are considered not readily available where there is an absence of current or reliable market-based data (e.g., trade information or broker quotes), including where events occur after the close of the relevant market, but prior to the NYSE Close, that materially affect the values of a Fund’s portfolio holdings or assets. In addition, market prices are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the securities or other instruments trade do not open for trading for the entire day and no other market prices are available. Fair value pricing is subjective in nature and the use of fair value pricing by a Fund may cause the NAV of its shares to differ significantly from the NAV that would have been calculated using market prices at the close of the exchange on which a portfolio holding is primarily traded. There can be no assurance that a Fund could obtain the fair value assigned to an investment if the Fund were to sell the investment at approximately the time at which the Fund determines its NAV.

Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service in order to reflect an adjustment for the factors occurring after the close of certain foreign markets but before the NYSE Close. Securities and other instruments that are primarily traded on foreign markets may trade on days that are not business days of the Funds. The value of the foreign securities or other instruments in which a Fund invests may change on days when a shareholder will not be able to purchase or redeem shares of the Fund.

Fixed income investments (other than short-term obligations) held by a Fund are normally valued at prices supplied by independent pricing services in accordance with the Valuation Procedures. Short-term investments maturing in 60 days or less are generally valued at amortized cost if their original term to maturity was 60 days or less, or by amortizing their value on the 61st day prior to maturity, if the original term exceeded 60 days.

Exchange-traded derivatives, such as options, futures and options on futures, are valued at the last sale price determined by the exchange where such instruments principally trade as of the close of such exchange (“Exchange Close”). If a last sale price is not available, the value will be the mean of the most recently quoted bid and ask prices as of the Exchange Close. If a mean of the bid and ask prices cannot be calculated for the day, the value will be the most recently quoted bid price as of the Exchange Close. Over-the-counter derivatives are normally valued based on prices supplied by independent pricing services in accordance with the Valuation Procedures.

Investments valued in currencies other than U.S. dollars are converted to U.S. dollars using the prevailing spot exchange rates obtained from independent pricing services for calculation of the NAV. As a result, the NAV of a Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of securities or other instruments traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the Exchange is closed and the market value may change on days when an investor is not able to purchase, redeem or exchange shares of a Fund.

Foreign currency contracts represent agreements to exchange currencies on specific future dates at predetermined rates. Foreign currency contracts are valued using foreign currency exchange rates and forward rates as provided by an independent pricing service on the Valuation Date.

Investments in open-end mutual funds, if any, are valued at the respective NAV of each open-end mutual fund on the Valuation Date. Shares of investment companies listed and traded on an exchange are valued in the same manner as any exchange-listed equity security. Such open-end mutual funds and listed investment companies may use fair value pricing as disclosed in their prospectuses.

Financial instruments for which prices are not available from an independent pricing service may be valued using market quotations obtained from one or more dealers that make markets in the respective financial instrument in accordance with the Valuation Procedures.

U.S. Generally Accepted Accounting Principles (“U.S. GAAP”) defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants. The U.S. GAAP fair value measurement standards require disclosure of a fair value hierarchy for each major category of assets and liabilities. Various inputs are used in determining the fair value of each Fund’s investments. These inputs are summarized into three broad hierarchy levels. This hierarchy is based on whether the valuation inputs are observable or unobservable.

These levels are:

• Level 1 – Quoted prices in active markets for identical investments. Level 1 may include exchange traded instruments, such as domestic equities, some foreign equities, options, futures, mutual funds, exchange traded funds, rights and warrants.

• Level 2 – Observable inputs other than Level 1 prices, such as quoted prices for similar investments; quoted prices in markets that are not active; or other inputs that are observable or can be corroborated by observable market data. Level 2 may include debt investments that are traded less frequently than exchange traded instruments and which are valued using independent pricing services; foreign equities, which are principally traded on certain foreign markets and are adjusted daily pursuant to a fair value pricing service in order to reflect an adjustment for the factors occurring after the close of certain foreign markets but before the NYSE Close; senior floating rate interests, which are valued using an aggregate of dealer bids; short-term investments, which are valued at amortized cost; and swaps, which are valued based upon the terms of each swap contract.

• Level 3 – Significant unobservable inputs that are supported by limited or no market activity. Level 3 may include financial instruments whose values are determined using indicative market quotes or require significant management judgment or estimation. These unobservable valuation inputs may include estimates for current yields, maturity/duration, prepayment speed, and indicative market quotes for comparable investments along with other assumptions relating to credit quality, collateral value, complexity of the investment structure, general market conditions and liquidity. This category may include investments where trading has been halted or there are certain restrictions on trading. While these investments are priced using unobservable inputs, the valuation of these investments reflects the best available data and management believes the prices are a reasonable representation of exit price.

The Board of Directors has delegated the day-to-day responsibility for implementing the Valuation Procedures to the Valuation Committee. The Valuation Committee will consider all relevant factors in determining an investment’s fair value, and may seek the advice of such Fund’s sub-advisers, as applicable, knowledgeable brokers, and legal counsel in making such determination. The Valuation Committee reports to the Audit Committee of the Board of Directors.

Valuation levels are not necessarily indicative of the risk associated with investing in such investments. Individual investments within any of the above mentioned asset classes may be assigned a different hierarchical level than those presented above, as individual circumstances dictate.

For additional information, refer to the Fair Valuation Summary and the Level 3 roll-forward reconciliation, if applicable, which follows each Fund’s Schedule of Investments.

For information regarding a Fund’s other significant accounting policies, please refer to the Fund’s most recent Semi-Annual or Annual Report.

2. Securities Lending:

A Fund may lend portfolio securities to certain borrowers in U.S. and non-U.S. markets in an amount not to exceed one-third (33 1/3%) of the value of its total assets. If a Fund security is on loan, under the lending agreement, the borrower is required to deposit cash or liquid securities as collateral at least equal to 100% of the market value of the loaned securities; cash collateral is invested for the benefit of the Fund by the Fund’s lending agent pursuant to collateral investment guidelines. The collateral is marked to market daily, in an amount at least equal to the current market value of the securities loaned.

A Fund is subject to certain risks while its securities are on loan, including the following: (i) the risk that the borrower defaults on the loan and the collateral is inadequate to cover the Fund’s loss; (ii) the risk that the earnings on the collateral invested are not sufficient to pay fees incurred in connection with the loan; (iii) the risk that the principal value of the collateral invested may decline; (iv) the risk that the borrower may use the loaned securities to cover a short sale, which may in turn place downward pressure on the market prices of the loaned securities; (v) the risk that return of loaned securities could be delayed and interfere with portfolio management decisions; and (vi) the risk that any efforts to restrict the securities for purposes of voting may not be effective. These events could also trigger adverse tax consequences for the Fund.

At September 30, 2019, the following Funds had securities on loan at market value, cash collateral and non-cash collateral as follows:

Fund	Market Value of Securities on Loan(1)	Cash Collateral	Non - Cash Collateral(2)(3)
Growth Opportunities HLS Fund	$26,912,842	$12,969,798	$15,077,163
Small Cap Growth HLS Fund	28,574,544	24,117,637	10,054,015
(1)

It is each Fund’s policy to obtain additional collateral from, or return excess collateral to, the borrower by the end of the next business day following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than that required under the lending contract.

(2)	These securities are held for the benefit of the Fund at the Fund’s custodian. The Fund cannot repledge or resell this collateral.
(3)	U.S. Government securities.

3. Secured Borrowings:

The following tables reflect a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged, and the remaining contractual maturity of those transactions as of September 30, 2019.

Growth Opportunities HLS Fund	Overnight and Continuous	<30 days	Between 30 & 90 days	>90 days	Total
Securities Lending Transactions(1)
Common Stocks	$12,969,798	$—	$—	$—	$12,969,798

Total Borrowings	$12,969,798	$—	$—	$—	$12,969,798

Gross amount of recognized liabilities for securities lending transactions					$12,969,798

Small Cap Growth HLS Fund	Overnight and Continuous	<30 days	Between 30 & 90 days	>90 days	Total
Securities Lending Transactions(1)
Common Stocks	$24,117,637	$—	$—	$—	$24,117,637

Total Borrowings	$24,117,637	$—	$—	$—	$24,117,637

Gross amount of recognized liabilities for securities lending transactions					$24,117,637

1) Amount represents the payable for cash collateral received on securities on loan. This will generally be in the “Overnight and Continuous” column as the securities are typically callable on demand.